Document and Entity Information	Feb. 10, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 10, 2023
Current Fiscal Year End Date	--12-31
Entity File Number	033-90866
Entity Registrant Name	WESTINGHOUSE AIR BRAKE TECHNOLOGIES CORPORATION
Entity Central Index Key	0000943452
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	25-1615902
Entity Address, Address Line One	30 Isabella Street
Entity Address, City or Town	Pittsburgh
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	15212
City Area Code	412
Local Phone Number	825-1000
Title of 12(b) Security	Common stock, par value $0.01 per share
Trading Symbol	WAB
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false